CONVERTIBLE SENIOR NOTES - Disclosure of detailed informaiton about convertible debt (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Convertible Senior Notes [Line Items]
Net proceeds received		$ 339.1	$ 0.0
Unsecured convertible senior notes [Member]
Disclosure of Convertible Senior Notes [Line Items]
Liability component	$ 237.2	231.2
Discount rate of liability component	8.90%
Equity component (residual)	$ 114.7	$ 111.1
Embedded derivative related to early redemption option	(1.9)
Gross proceeds received	350.0
Issuance costs	10.9
Net proceeds received	$ 339.1